Schedule of investments
Nomura Large Cap Growth Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.89%♣
Communication Services — 9.93%
Alphabet Class A	1,247,021	$ 445,647,895
Meta Platforms Class A	216,997	122,232,240
Netflix †	683,507	48,802,400
		616,682,535
Consumer Discretionary — 7.06%
Amazon.com †	1,324,222	315,615,072
Booking Holdings	515,783	91,933,162
Ferrari	83,167	30,962,242
		438,510,476
Consumer Staples — 0.15%
Coca-Cola	116,947	9,504,283
		9,504,283
Financials — 12.88%
Intercontinental Exchange	810,413	99,769,944
Mastercard Class A	287,020	147,413,472
MSCI	186,812	104,622,193
S&P Global	354,624	144,424,170
Visa Class A	883,456	303,104,919
		799,334,698
Healthcare — 13.61%
Danaher	690,034	131,437,676
Edwards Lifesciences †	1,234,786	111,698,742
Eli Lilly & Co.	249,504	299,262,583
Gilead Sciences	595,580	75,245,577
IDEXX Laboratories †	123,530	65,031,133
Intuitive Surgical †	260,108	103,439,750
Veeva Systems Class A †	330,505	58,654,722
		844,770,183
Industrials — 7.47%
Broadridge Financial Solutions	210,058	28,767,443
Equifax	232,972	36,977,316
General Electric	385,946	144,239,599
Old Dominion Freight Line	92,682	20,074,921
Verisk Analytics	632,939	113,631,539
Waste Connections	720,377	120,079,642
		463,770,460
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 47.30%
Advanced Micro Devices †	551,003	$ 320,083,153
Apple	1,847,456	534,579,868
Autodesk †	191,644	37,259,426
Broadcom	529,853	200,151,971
Intuit	181,776	47,443,536
Microsoft	1,292,343	482,069,786
Motorola Solutions	228,025	94,696,502
NVIDIA	4,854,835	971,403,935
Taiwan Semiconductor Manufacturing ADR	520,730	248,685,026
		2,936,373,203
Materials — 1.49%
Vulcan Materials	313,934	92,613,669
		92,613,669
Total Common Stocks (cost $2,446,563,688)		6,201,559,507

Total Value of Securities—99.89% (cost $2,446,563,688)		6,201,559,507
Receivables and Other Assets Net of Liabilities—0.11%		6,957,965
Net Assets Applicable to 164,062,189 Shares Outstanding—100.00%		$6,208,517,472
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ- IV067 [0626] 0826 (5831270)    1